Unaudited Pro Forma Financial Information - Schedule of Proforma Consolidated Balance Sheet (Parentheticals) (Details) - $ / shares	Sep. 30, 2024 [1]	Sep. 30, 2023
Schedule of Proforma Consolidated Balance Sheet [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	20,000,000	20,000,000
Ordinary shares, outstanding	20,000,000	20,000,000

[1]	Additional shares issued $5,750,000.